SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8 — STOCKHOLDERS’ EQUITY

Preferred stock

As of March 31, 2026, the Company’s Amended and Restated Certificate of Incorporation (as amended, the “Certificate of Incorporation”) authorized the Company to issue 20,000,000 shares of preferred stock, par value $0.0001 per share. There were no shares of preferred stock issued and outstanding as of March 31, 2026 and December 31, 2025.

Shares of preferred stock may be issued from time to time in one or more series. The voting powers (if any), preferences and relative, participating, optional or other special rights, and the qualifications, limitations and restrictions of any series of preferred stock will be set forth in a Certificate of Designation filed pursuant to the Delaware General Corporation Law, as determined by the Company’s Board of Directors.

Common stock

Pursuant to the Certificate of Incorporation, the Company is authorized to issue 150,000,000 shares of common stock, par value $0.0001 per share. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the board of directors, subject to the prior rights of holders of all classes of preferred stock outstanding. The Company has never declared any dividends on common stock.

Issuances of common stock and warrants

At-the-Market Equity Offering Program

On March 1, 2024, the Company entered into a sales agreement (the “Cowen Sales Agreement”) with Cowen and Company, LLC as sales agent (“Cowen”) under which the Company may offer and sell, from time to time at its sole discretion, shares of the Company’s common stock through Cowen in an at-the-market offering having an aggregate offering price up to $50.0 million. Cowen is entitled to compensation for its services equal to 3.0% of the gross proceeds of any shares of common stock sold under the Cowen

Sales Agreement. The Company did not sell any shares of common stock under the Cowen Sales Agreement during the three months ended March 31, 2026 and 2025.

Pre-Funded Warrants

In October 2023, the Company entered into a Security Purchase Agreement, pursuant to which the Company agreed to sell and issue to the Purchasers in a private placement shares of the Company’s common stock and Pre-Funded Warrants (the “Private Placement”). The Pre-Funded Warrants issued in the Private Placement will not expire until exercised in full. The Pre-Funded Warrants may not be exercised if the aggregate number of shares of common stock beneficially owned by the holder thereof immediately following such exercise would exceed a specified beneficial ownership limitation; provided, however, that a holder may increase or decrease the beneficial ownership limitation by giving 60 days’ notice to the Company, but not to exceed any percentage in excess of 19.99%.

For the year ended December 31, 2025, 18,297,097 Pre-Funded Warrants were exercised pursuant to a net exercise mechanism. During the three months ended March 31, 2026, no Pre-Funded Warrants were exercised pursuant to a net exercise mechanism. As of March 31, 2026, 9,545,643 Pre-Funded Warrants remained outstanding.

Other Warrants

As of March 31, 2026 and December 31, 2025, the Company had warrants to purchase an aggregate of 27,509 shares of the Company’s common stock outstanding, with an exercise price of $8.40, and an expiration date of July 29, 2026. These warrants were issued by Foamix Pharmaceuticals Ltd. in connection with a financing in July 2019 and were subsequently assumed by the Company in connection with the Merger (as defined below). Pursuant to the warrant certificate, the exercise price of the warrant will be proportionally adjusted in the event that the Company issues common stock at a price per share less than the exercise price (the “Down Round Feature”). In the event that the Down Round Feature is triggered, the Company must calculate the difference between the warrants’ fair value, using the Black-Scholes-Merton option-pricing model, before and after the Down Round Feature was triggered using the original exercise price and the new exercise price. The exercise price will continue to be adjusted in the event the Company issues additional shares of common stock below the then-current exercise price, in accordance with the terms of the warrants.

The Pre-Funded Warrants and warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the Pre-Funded Warrants and warrants do not provide any guarantee of value or return.

NOTE 12 — SHAREHOLDERS’ EQUITY

Preferred stock

As of December 31, 2025, the Company’s Amended and Restated Certificate of Incorporation (as amended, the “Certificate of Incorporation”) authorized the Company to issue 20,000,000 shares of preferred stock, par value $0.0001 per share. There were no shares of preferred stock issued and outstanding as of December 31, 2025 and 2024.

Shares of preferred stock may be issued from time to time in one or more series. The voting powers (if any), preferences and relative, participating, optional or other special rights, and the qualifications, limitations and restrictions of any series of preferred stock will be set forth in a Certificate of Designation filed pursuant to the Delaware General Corporation Law, as determined by the Company’s Board of Directors.

Common stock

Pursuant to the Certificate of Incorporation, the Company is authorized to issue 150,000,000 shares of common stock, par value $0.0001 per share. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the board of directors, subject to the prior rights of holders of all classes of preferred stock outstanding. The Company has not previously declared any dividends on common stock.

As of December 31, 2025, the Company had reserved shares of common stock for future issuance as follows:

(in numbers of shares)	December 31, 2025
Shares underlying outstanding Pre-Funded Warrants	9,545,643
Common stock options outstanding (Note 13)	2,950,562
Shares available for future grant under 2023 Plan (Note 13)	188,100
Outstanding restricted stock units (Note 13)	450,916
Shares available for grant under the Employee Share Purchase Plan (Note 13)	62,419
Shares underlying other outstanding warrants	27,509
Shares available for future grant under 2024 Inducement Plan (Note 13)	111,251
13,336,400

Issuances of common stock and warrants

At-the-Market Equity Offering Program

On August 12, 2021, the Company entered into a sales agreement (the “Cantor Sales Agreement”) with Cantor Fitzgerald to sell shares of the Company’s common stock, from time to time, with aggregate gross sales proceeds of up to $50.0 million through an at-the-market equity offering program under which Cantor Fitzgerald would act as the Company’s sales agent. Cantor Fitzgerald was entitled to compensation for its services equal to up to 3.0% of the gross proceeds of any shares of common stock sold under the Cantor Sales Agreement. In 2024 the Cantor Sales Agreement was terminated. The Company cannot make any future sales of its common stock pursuant to the Cantor Sales Agreement.

On March 1, 2024, the Company entered into a Sales Agreement (the “Cowen Sales Agreement”) with Cowen and Company, LLC, as sales agent (“Cowen”) under which the Company may offer and sell, from time to time at its sole discretion, shares of the Company’s common stock through Cowen in an at-the-market offering having an aggregate offering price up to $50.0 million. Cowen is entitled to compensation for its services equal to 3.0% of the gross proceeds of any shares of common stock sold under the Cowen Sales Agreement. The Company did not sell any shares of common stock under the Cowen Sales Agreement during the years ended December 31, 2025 and 2024.

Pre-Funded Warrants

In October 2023, the Company entered into a Security Purchase Agreement, pursuant to which the Company agreed to sell and issue to the Purchasers in a private placement shares of the Company’s common stock and Pre-Funded Warrants (the “Private Placement”). The Pre-Funded Warrants issued in the Private Placement will not expire until exercised in full. The Pre-Funded Warrants may not be exercised if the aggregate number of shares of common stock beneficially owned by the holder thereof immediately following such exercise would exceed a specified beneficial ownership limitation; provided, however, that a holder may increase or decrease the beneficial ownership limitation by giving 60 days’ notice to the Company, but not to exceed any percentage in excess of 19.99%.

As of December 31, 2024, 639,854 of Pre-Funded Warrants were exercised pursuant to a net exercise mechanism. During the year ended December 31, 2025, 18,297,097 of Pre-Funded Warrants were exercised pursuant to a net exercise mechanism. As of December 31, 2025, 9,545,643 Pre-Funded Warrants remained outstanding.

Other Warrants

As of December 31, 2025 and 2024, the Company had warrants to purchase an aggregate of 27,509 shares of the Company’s common stock outstanding, with exercise prices of $8.40, and an expiration date of July 29, 2026. These warrants were issued by Foamix (as defined below) in connection with a financing in July 2019 and were subsequently assumed by the Company in connection with the Merger (as defined below). Pursuant to the warrant certificate, the exercise price of the warrant will be proportionally adjusted in the event that the Company issues common stock at a price per share less than the exercise price (the “Down Round Feature”). During the year ended December 31, 2024, the Down Round Feature was triggered due to the price per share received from the issuances of common stock. The Company calculated the value of the effect of Down Round Feature measured as the difference between the warrants’ fair value, using the Black-Scholes-Merton option-pricing model, before and after the Down Round Feature was triggered using the original exercise price and the new exercise price. The difference in fair value of the effect of the Down Round

Feature was immaterial and had an immaterial impact on net loss per share in the period presented. The exercise price will continue to be adjusted in the event the Company issues additional shares of common stock below the then-current exercise price, in accordance with the terms of the warrants.

The Pre-Funded Warrants and warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the Pre-Funded Warrants and warrants do not provide any guarantee of value or return.